Consolidated Statements of Cash Flow - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (7,594,555)	$ (1,346,745)	$ (812,371)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	150,147	26,456	9,516
Amortization of right-of-use asset	454,250
Share-based compensation	2,757,907
Interest income	(10,733)
Change in operating assets and liabilities
Prepayments and other receivables	(9,429)	(7,436)
Long-term deposits	(95,196)	(388)	(18,718)
Accrued expenses	(421,863)	477,990	95,000
Operating lease liabilities	(430,421)
Other payables - related parties	(67,162)	82,812
Net cash used in operating activities	(5,267,055)	(767,311)	(726,573)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(780,876)		(117,837)
Placement of short-term investment	(10,000,000)
Net cash used in investing activities	(10,780,876)		(117,837)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments of deferred offering costs		(172,314)
(Repayment of) Proceeds from shareholder’s loans	(431,969)	612,059	988,082
Proceeds from initial public offering, net	22,673,485
Capital contribution from NCI	164,000
Net cash provided by financing activities	22,405,516	439,745	988,082
NET CHANGE IN CASH	6,357,585	(327,566)	143,672
CASH, beginning of year	59,413	386,979	243,307
CASH, end of year	6,416,998	59,413	386,979
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax
Cash paid for interest
Supplemental disclosure of non-cash financing activities:
Conversion of shareholder loan to convertible note payable – related party		3,250,000
Conversion of convertible note payable – related party to ordinary shares	3,250,000
Issue of warrants	301,085
Deferred IPO costs reclassed to Additional paid-in capital	172,314
Right-of-use assets obtained in exchange of lease liabilities	$ 1,437,069